Pension and Other Post-Retirement Benefits - Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	$ (381)	$ (451)
Merger impact	0	(142)
Current service cost for benefits earned during the year	(40)	(67)
Interest (expense) income	(15)	(15)
Past service cost, including curtailment gains and settlements	0	157
Foreign exchange rate changes and other	(16)	12
Components of defined benefit expense recognized in earnings	(71)	87
Changes in financial assumptions	199	(210)
Changes in demographic assumptions	(14)	(11)
Loss on plan assets (excluding amounts included in net interest)	(193)	149
Remeasurements of the net defined benefit liability recognized in OCI during the year	(8)	(72)
Contributions by plan participants	0	0
Employer contributions	(21)	(53)
Benefits paid	0	0
Cash flows	(21)	(53)
Ending Balance	(423)	(381)
Other assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	27
Ending Balance	25	27
Pension and other post retirement benefits liabilities [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(395)
Ending Balance	(433)	(395)
Payables and accrued charges [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(13)
Ending Balance	(15)	(13)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(1,797)	(1,831)
Merger impact	0	(347)
Current service cost for benefits earned during the year	(40)	(67)
Interest (expense) income	(74)	(77)
Past service cost, including curtailment gains and settlements	0	157
Foreign exchange rate changes and other	(29)	39
Components of defined benefit expense recognized in earnings	(143)	52
Changes in financial assumptions	199	(210)
Changes in demographic assumptions	(14)	(11)
Loss on plan assets (excluding amounts included in net interest)	0	0
Remeasurements of the net defined benefit liability recognized in OCI during the year	185	(221)
Contributions by plan participants	5	6
Employer contributions	0	0
Benefits paid	(86)	(114)
Cash flows	(81)	(108)
Ending Balance	(2,044)	(1,797)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	1,416	1,380
Merger impact	0	205
Current service cost for benefits earned during the year	0	0
Interest (expense) income	59	62
Past service cost, including curtailment gains and settlements	0	0
Foreign exchange rate changes and other	13	(27)
Components of defined benefit expense recognized in earnings	72	35
Changes in financial assumptions	0	0
Changes in demographic assumptions	0	0
Loss on plan assets (excluding amounts included in net interest)	(193)	149
Remeasurements of the net defined benefit liability recognized in OCI during the year	(193)	149
Contributions by plan participants	(5)	(6)
Employer contributions	(21)	(53)
Benefits paid	86	114
Cash flows	60	55
Ending Balance	$ 1,621	$ 1,416